PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2019
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 6 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of June 30,	As of June 30,
	2019	2018
Furniture, fixtures and equipment	$404,352	$—
Leasehold improvement	600,991	—
Transportation vehicles	34,951	—
Subtotal	1,040,294	—
Less: accumulated depreciation	(58,922)	—
	$981,372	$—
Construction in Progress	$34,587	$—
Property and equipment, net	$1,015,959	$—

Depreciation expense was $59,297,  $Nil and $Nil for the years ended June 30, 2019, 2018 and 2017, respectively.